UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23511
Name of Fund:
BlackRock ETF Trust II
iShares High Yield Muni Active ETF

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust II, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
10/31/2025
Date of reporting period:
4/30/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares High Yield Muni Active ETF
HIMU | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares High Yield Muni Active ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares High Yield Muni Active ETF	$28	0.56%(a)
(a)	Annualized.
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(0.42)%	4.45%	4.25%	3.47%
Bloomberg Municipal Bond Index	(0.78)	1.66	1.17	2.10
Bloomberg Municipal High Yield Bond Index	(0.53)	4.35	4.65	4.11
High Yield Customized Reference Benchmark	(0.72)	3.43	3.62	N/A
Key Fund statistics
Net Assets	$1,782,706,688
Number of Portfolio Holdings	757
Portfolio Turnover Rate	17%
As of the close of trading on the New York Stock Exchange on February 7, 2025, BlackRock High Yield Municipal Fund, a series of BlackRock Municipal Bond Fund, Inc., (the "Predecessor Fund") reorganized into the Fund, which was newly organized, pursuant to an Agreement and Plan of Reorganization. The Institutional Share Class of the Predecessor Fund is the accounting and performance survivor.
The High Yield Customized Reference Benchmark (commenced on September 30, 2016) is comprised of Bloomberg Municipal Bond Rated Baa Index (20%), Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (60%) and Bloomberg Municipal Investment Grade ex BBB (20%).
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	27.0%
Transportation	14.7%
Corporate	11.3%
Education	11.2%
Health	10.9%
State	7.6%
Utilities	6.3%
Tobacco	5.9%
Housing	5.1%
Industrial REITs	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	2.2%
AA/Aa	11.7%
A	6.2%
BBB/Baa	11.0%
BB/Ba	6.4%
B	2.4%
CCC/Caa	0.3%
N/R	59.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares High Yield Muni Active ETF
Semi-Annual Shareholder Report — April 30, 2025
HIMU-04/25-SAR

b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

April 30, 2025
2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock ETF Trust II
• iShares High Yield Muni Active ETF | HIMU | Cboe BZX Exchange

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

The Benefits and Risks of Leveraging
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may leverage its assets through the use of proceeds received in tender option bond (“TOB”) transactions, as described in the Notes to Financial Statements. In a TOB Trust transaction, the Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). TOB investments generally provide the Fund with economic benefits in periods of declining short-term interest rates but expose the Fund to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into a TOB Trust may adversely affect the Fund’s NAV per share.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage.  If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

The Benefits and Risks of Leveraging / Derivative Financial Instruments

Schedule of Investments (unaudited)
April 30, 2025
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Industrial REITs(a) — 0.0%
ESC Sumter County Industrial Development Authority(b)	250,000	$ —
Sumter County Industrial Development Authority	7,390	64,996
		64,996
Total Common Stocks — 0.0% (Cost: $170,473)		64,996

	Par (000)
Municipal Bonds
Alabama — 3.2%
Black Belt Energy Gas District, RB(c)
Series A, 5.25%, 01/01/54	$4,770	5,015,899
Series F, 5.50%, 11/01/53	1,825	1,909,034
Chelsea Park Cooperative District, SAB, 5.00%, 05/01/48	920	764,129
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	2,230	2,276,607
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(c)	2,065	2,183,865
Hoover Industrial Development Board, RB, AMT, Sustainability Bonds, 6.38%, 11/01/50(c)	5,620	6,205,113
MidCity Improvement District, SAB
4.50%, 11/01/42	745	625,216
4.75%, 11/01/49	795	652,942
Mobile County Industrial Development Authority, RB
Series A, AMT, 5.00%, 06/01/54	14,630	13,862,135
Series B, AMT, 4.75%, 12/01/54	20,500	18,659,391
Southeast Energy Authority A Cooperative District, RB, Series A, 5.00%, 01/01/56(c)	4,200	4,302,541
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(d)	1,110	1,071,623
		57,528,495
Arizona — 2.2%
Arizona Industrial Development Authority, RB(d)
7.10%, 01/01/55	4,450	4,489,703
Series A, 5.00%, 12/15/39	150	142,824
Series A, 5.00%, 07/01/49	1,440	1,255,363
Series A, 5.00%, 07/01/54	1,110	938,528
Series B, 5.13%, 07/01/47	420	396,977
Series B, 5.25%, 07/01/51	570	540,730
Sustainability Bonds, 5.00%, 07/01/45	1,135	1,008,295
Sustainability Bonds, 5.00%, 07/01/55	1,215	1,022,194
Arizona Industrial Development Authority, Refunding RB(d)
5.50%, 07/01/52	2,970	2,734,500
Series A, 5.00%, 07/01/26	325	326,237
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	275	247,804
Industrial Development Authority of the County of Pima, RB
5.13%, 07/01/39	700	652,235
5.25%, 07/01/49	870	755,879
Industrial Development Authority of the County of Pima, Refunding RB(d)
4.00%, 06/15/51	6,995	5,524,911
Security	Par (000)	Value
Arizona (continued)
Industrial Development Authority of the County of Pima, Refunding RB(d) (continued)
5.00%, 07/01/56	$1,255	$ 1,006,183
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(d)	1,340	1,264,214
Maricopa County Industrial Development Authority, RB
7.38%, 10/01/29(d)	4,000	4,167,458
5.25%, 10/01/40(d)	1,255	1,123,604
5.50%, 10/01/51(d)	1,255	1,071,236
Series A, 3.00%, 09/01/51	2,995	2,095,160
AMT, 4.00%, 10/15/47(d)	675	555,006
Sierra Vista Industrial Development Authority, RB(d)
5.00%, 06/15/34	150	153,300
5.38%, 06/15/34	325	319,675
5.00%, 06/15/44	1,340	1,279,662
6.00%, 06/15/44	545	525,168
5.00%, 06/15/54	1,485	1,366,754
6.30%, 06/15/54	890	909,587
5.75%, 06/15/64	3,100	2,973,768
		38,846,955
Arkansas — 2.5%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49(d)	17,920	15,791,854
AMT, 4.75%, 09/01/49(d)	14,255	13,005,255
AMT, Sustainability Bonds, 7.38%, 07/01/48(d)	7,700	8,331,428
AMT, Sustainability Bonds, 5.70%, 05/01/53	2,040	2,052,607
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48(d)	5,100	5,357,354
		44,538,498
California — 7.4%
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(c)(d)	61,630	59,275,325
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	2,560	2,168,690
California Municipal Finance Authority, RB(d)
Series A, 5.00%, 05/01/34	300	307,048
Series A, 5.50%, 05/01/44	350	352,242
Series A, 5.75%, 05/01/54	435	437,385
Series A, 5.88%, 05/01/59	190	192,989
California Municipal Finance Authority, ST
Series A, 5.00%, 09/01/44	325	332,193
Series A, 5.00%, 09/01/49	675	679,779
Series A, 5.00%, 09/01/54	345	350,571
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(d)	7,445	6,732,101
California School Finance Authority, RB(d)
Series A, 7.00%, 06/01/54	1,780	1,687,553
Series B, 9.00%, 06/01/34	180	184,771
California Statewide Financing Authority, RB, Series L, 0.00%, 06/01/55(d)(e)	65,000	3,895,879
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.25%, 05/15/47	8,000	8,220,793
Series D, AMT, Subordinate, 4.00%, 05/15/51	16,285	13,742,800
CSCDA Community Improvement Authority, RB, M/F Housing(d)
Series A, 3.00%, 09/01/56	5,550	3,573,386
Mezzanine Lien, 4.00%, 03/01/57	2,465	1,692,924

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(d) (continued)
Sustainability Bonds, 4.00%, 07/01/56	$1,660	$ 1,245,279
Sustainability Bonds, 4.00%, 07/01/58	1,405	936,490
Series B, Sustainability Bonds, 4.00%, 07/01/58	1,585	908,802
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(e)	129,920	13,839,276
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, Sustainability Bonds, 6.75%, 07/01/61(d)(f)	4,420	2,081,290
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(e)	13,205	5,870,078
Rancho Mirage Community Facilities District, ST
Series A, 5.00%, 09/01/49	1,030	1,023,125
Series A, 5.00%, 09/01/54	200	196,271
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 4.00%, 07/01/56	1,965	1,602,600
		131,529,640
Colorado — 4.5%
Banning Lewis Ranch Metropolitan District No. 8, GOL, 4.88%, 12/01/51(d)	2,335	1,962,482
Baseline Metropolitan District No. 1, GO, Series B, 6.75%, 12/15/54	1,780	1,763,313
Canyons Metropolitan District No. 5, Refunding GOL, Series B, 6.50%, 12/01/54	1,625	1,603,224
Cascade Ridge Metropolitan District, GOL, 5.00%, 12/01/51	3,000	2,414,086
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(d)	820	730,838
Colorado Educational & Cultural Facilities Authority, Refunding RB, 4.00%, 12/01/30(d)	730	708,036
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	780	810,683
5.25%, 11/01/52	1,630	1,674,157
Series A, 5.00%, 05/15/35	1,255	1,072,374
Series A, 5.00%, 05/15/44	1,415	1,077,013
Series A, 5.00%, 05/15/49	2,175	1,570,616
Constitution Heights Metropolitan District, Refunding GOL, 5.00%, 12/01/49	1,252	1,111,534
Creekwalk Marketplace Business Improvement District, Refunding RB
Series A, 6.00%, 12/01/54	6,560	5,958,266
Series B, 8.00%, 12/15/54	1,710	1,717,313
Eagle Brook Meadows Metropolitan District No. 3, GOL, Series 2021, 5.00%, 12/01/51	1,600	1,321,966
Elbert County Independence Water & Sanitation District, Refunding RB, 5.13%, 12/01/33	700	696,311
Four Corners Business Improvement District, GOL, 6.00%, 12/01/52	2,000	2,003,090
Gold Hill North Business Improvement District, GOL, Series A, 5.60%, 12/01/54(d)	1,100	1,063,917
Green Valley Ranch East Metropolitan District No. 6, GOL, Series A, 5.88%, 12/01/50	2,615	2,505,643
Haymeadow Metropolitan District No. 1, GOL, Series A, 6.13%, 12/01/54	1,625	1,571,608
Home Place Metropolitan District, GOL, Series A, 5.75%, 12/01/50	2,345	2,350,656
Horizon Metropolitan District No. 2, GOL, 4.50%, 12/01/51(d)	1,675	1,136,432
Security	Par (000)	Value
Colorado (continued)
Independence Metropolitan District No. 3, GOL, Series B, 7.13%, 12/15/54	$654	$ 657,161
Independence Metropolitan District No. 3, Refunding GOL, Series A, 5.38%, 12/01/54	2,219	2,135,741
Jefferson Center Metropolitan District No. 1, RB, Series A-2, 4.38%, 12/01/47	1,000	893,249
Karl’s Farm Metropolitan District No. 2, GOL(d)(g)
Series A, 5.38%, 09/01/25	515	533,726
Series A, 5.63%, 09/01/25	1,350	1,400,195
Lanterns Metropolitan District No. 2, GOL, Series A, 4.50%, 12/01/50	1,810	1,319,778
Longs Peak Metropolitan District, GOL, 5.25%, 12/01/51(d)	8,250	7,618,843
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	2,640	1,975,282
North Holly Metropolitan District, GOL, Series A, 5.50%, 12/01/48	760	727,888
North Range Metropolitan District No. 3, GOL, Series A, 5.25%, 12/01/50	1,000	951,862
Orchard Park Place South Metropolitan District, GOL, 6.00%, 12/01/54(d)	3,000	3,042,600
Palisade Metropolitan District No. 2, Refunding RB, CAB, Series B, Convertible, 5.88%, 12/15/54(d)(f)	2,595	2,354,413
Poudre Heights Valley Metropolitan District, GOL, Series A, 5.50%, 12/01/54(d)	975	862,191
Prairie Farm Metropolitan District, GOL, Series A, 5.25%, 12/01/48	1,224	1,186,687
Redtail Ridge Metropolitan District, GOL, CAB, 0.00%, 12/01/32(e)	12,227	7,016,584
Reunion Metropolitan District, RB, Series A, 3.63%, 12/01/44	1,448	1,045,298
Riverpark Metropolitan District/Arapahoe County, GOL
6.00%, 12/01/42	650	646,009
6.38%, 12/01/54	1,000	976,383
Sky Ranch Community Authority Board, RB, Series A, 5.75%, 12/01/52	1,500	1,342,539
St. Vrain Lakes Metropolitan District No. 4, GOL, Series A, 6.75%, 09/20/54(d)(f)	2,700	1,920,630
Sterling Ranch Community Authority Board, RB, Series B, Subordinate, 7.13%, 12/15/50	501	501,941
Timberleaf Metropolitan District, GOL, Series A, 5.75%, 12/01/50	1,730	1,734,173
Waters’ Edge Metropolitan District No. 2, GOL, 5.00%, 12/01/51	2,595	2,181,600
Westcreek Metropolitan District No. 2, GOL, Series A, 5.38%, 12/01/48	785	726,240
		80,574,571
Connecticut — 0.9%
Connecticut State Health & Educational Facilities Authority, RB
Series A, 5.00%, 01/01/45(d)	845	754,522
Series A, 5.00%, 01/01/55(d)	1,500	1,231,142
Series A, Sustainability Bonds, 5.38%, 07/01/54	2,915	2,747,031
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(d)	10,165	9,954,803
Stamford Housing Authority, Refunding RB
Series A, 6.50%, 10/01/55	1,325	1,338,373
Series A, 6.25%, 10/01/60	920	904,203
		16,930,074
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Delaware — 0.3%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(d)	$3,611	$ 3,372,708
County of Kent Delaware, RB, Series A, 5.00%, 07/01/53	1,000	938,563
Town of Bridgeville Delaware, ST(d)
5.25%, 07/01/44	135	133,170
5.63%, 07/01/53	315	317,161
Town of Milton Delaware, ST(d)
5.70%, 09/01/44	600	596,861
5.95%, 09/01/53	1,000	1,003,213
		6,361,676
District of Columbia — 2.3%
District of Columbia Tobacco Settlement Financing Corp., RB(e)
Series A, 0.00%, 06/15/46	60,820	16,066,362
Series B, 0.00%, 06/15/46	43,620	10,777,076
Series C, 0.00%, 06/15/55	57,200	5,956,083
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	325	331,017
District of Columbia, RB, Series A, AMT, Sustainability Bonds, 5.50%, 02/28/37	880	969,974
District of Columbia, Refunding RB, 5.00%, 06/01/46	2,205	2,126,772
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Lien, (AGC), 0.00%, 10/01/30(e)	3,005	2,452,479
Series B, Subordinate, 4.00%, 10/01/49	2,170	1,869,306
		40,549,069
Florida — 13.5%
Antillia Community Development District, SAB
5.00%, 05/01/31	250	252,143
5.60%, 05/01/44	570	576,076
Avenir Community Development District, SAB, 4.75%, 11/01/50(d)	2,510	2,515,716
Babcock Ranch Community Independent Special District, SAB, Series 2022, 5.00%, 05/01/42	1,570	1,500,158
Bella Collina Community Development District, SAB
5.00%, 05/01/44	180	167,667
5.30%, 05/01/55	550	500,310
Berry Bay II Community Development District, SAB
Series 2024, 5.20%, 05/01/44	550	533,943
Series 2024, 5.45%, 05/01/54	255	244,652
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	1,090	1,052,027
Brevard County Health Facilities Authority, Refunding RB(d)
4.00%, 11/15/45	4,040	3,139,225
4.00%, 11/15/55	5,960	4,063,304
Buckhead Trails Community Development District, SAB
5.60%, 05/01/44	400	386,501
5.88%, 05/01/54	975	927,760
Series 2022, 5.63%, 05/01/42	740	756,882
Series 2022, 5.75%, 05/01/52	495	508,106
Capital Projects Finance Authority, RB(d)
6.13%, 06/15/44	210	208,299
6.50%, 06/15/54	275	275,651
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	2,110	2,075,718
Capital Trust Agency, Inc., RB
4.50%, 01/01/35(d)	2,220	2,148,132
4.88%, 06/15/56(d)	6,670	5,258,804
Security	Par (000)	Value
Florida (continued)
Capital Trust Agency, Inc., RB (continued)
Series A, 5.00%, 06/15/49(d)	$500	$ 432,993
Series A, 5.00%, 12/15/49	975	905,436
Series A, 5.75%, 06/01/54(d)	1,925	1,437,923
Series A, 5.00%, 12/15/54	1,050	962,057
Series B, 0.00%, 01/01/35(e)	3,005	1,651,417
Series B, 0.00%, 01/01/60(e)	64,500	4,752,430
Capital Trust Agency, Inc., RB, CAB, 0.00%, 07/01/61(d)(e)	41,470	2,513,653
Capital Trust Authority, RB(d)
Series A, 5.00%, 07/01/44	680	605,639
Series A, 5.25%, 07/01/54	1,190	1,034,402
Capital Trust Authority, Refunding RB(d)
Series A, 4.75%, 06/15/40	405	381,703
Series A, 5.13%, 06/15/50	375	350,071
Series A, 5.25%, 06/15/59	525	482,790
Celebration Pointe Community Development District No. 1, SAB, 5.00%, 05/01/34	1,180	1,168,200
Central Parc Community Development District, SAB
5.70%, 05/01/44	750	731,560
6.00%, 05/01/54	650	652,531
City of Fort Lauderdale Florida, SAB, 4.00%, 07/01/42(d)	760	639,343
Coral Creek Community Development District, SAB, 5.75%, 05/01/54	545	545,422
County of Lake Florida, RB, 5.00%, 01/15/49(d)	825	751,558
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(e)
Series A-2, 0.00%, 10/01/48	5,125	1,530,149
Series A-2, 0.00%, 10/01/49	1,770	495,718
Crossings Community Development District, SAB, 5.60%, 05/01/54	530	519,661
Crosswinds East Community Development District, SAB, 5.75%, 05/01/54	380	380,294
Curiosity Creek Community Development District, SAB(d)
5.40%, 05/01/44	365	361,299
5.70%, 05/01/55	600	581,142
Darby Community Development District, SAB, Series A-2, 5.88%, 05/01/35	3,600	3,596,761
Elevation Pointe Community Development District, SAB
Series A-1, 4.40%, 05/01/42	700	622,910
Series A-1, 4.60%, 05/01/52	1,090	925,585
Series A-2, 4.40%, 05/01/32	2,200	2,098,061
Escambia County Health Facilities Authority, Refunding RB
(AGM), 3.00%, 08/15/50	10,000	6,978,741
4.00%, 08/15/50	6,530	5,315,627
Florida Development Finance Corp., RB
5.25%, 06/01/55(d)	2,830	2,525,777
6.50%, 06/30/57(a)(d)(h)	861	228,706
Series A, 5.75%, 06/15/29(d)	635	635,296
Series A, 6.00%, 06/15/34(d)	835	835,328
Series A, 4.00%, 06/15/52	2,875	2,253,676
Series A, 5.00%, 06/15/56	1,525	1,390,296
Series A, 5.13%, 06/15/55(d)	10,455	8,670,051
Series B, 4.50%, 12/15/56(d)	5,945	4,287,262
Series C, 5.75%, 12/15/56(d)	2,030	1,630,108
AMT, 5.00%, 05/01/29(d)	3,550	3,585,819
AMT, 6.13%, 07/01/32(c)(d)	5,000	5,080,842
AMT, 10.00%, 07/15/59(c)(d)	19,325	19,850,574

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., RB (continued)
Class A, AMT, 4.38%, 10/01/54(c)(d)	$2,275	$ 2,248,972
Series A, AMT, 8.25%, 07/01/57(c)(d)	740	762,459
Florida Development Finance Corp., Refunding RB
Series A, 4.00%, 06/01/46(d)	1,700	1,294,013
Series A, 4.00%, 06/01/55(d)	2,750	1,935,845
AMT, 12.00%, 07/15/32(c)(d)	10,610	11,034,735
AMT, (AGM), 5.00%, 07/01/44	9,675	9,542,777
AMT, (AGM), 5.25%, 07/01/47	2,400	2,409,863
Gardens at Hammock Beach Community Development District, SAB
Series 1, 4.80%, 05/01/31	195	195,387
Series 1, 5.38%, 05/01/44	305	301,095
Series 1, 5.65%, 05/01/54	520	513,509
Series 2, 5.00%, 05/01/31	270	269,645
Series 2, 5.60%, 05/01/44	995	976,790
Series 2, 5.88%, 05/01/55	360	349,631
GIR East Community Development District, SAB
4.30%, 05/01/32	500	492,807
5.30%, 05/01/45	1,000	947,509
5.50%, 05/01/55	1,750	1,616,578
Golden Gem Community Development District, SAB
5.15%, 05/01/31	535	536,447
5.70%, 05/01/44	2,900	2,908,784
6.00%, 05/01/55	1,010	1,013,056
Grand Oaks Community Development District, SAB
4.25%, 05/01/40	910	825,984
4.50%, 05/01/52	1,015	879,940
Greenbriar Community Development District, SAB
5.65%, 05/01/45	585	573,533
5.88%, 05/01/54	705	677,022
Hammock Oaks Community Development District, SAB
5.85%, 05/01/44	125	125,780
5.55%, 05/01/45(d)	780	769,919
6.15%, 05/01/54	865	871,419
5.75%, 05/01/55(d)	1,165	1,128,880
Hillcrest Preserve Community Development District, SAB, 5.30%, 05/01/54(d)	890	835,128
Hobe-St Lucie Conservancy District, SAB, 5.88%, 05/01/55	635	635,630
Hyde Park Community Development District No. 1, SAB
Series A, 4.75%, 05/01/31	290	290,085
Series A, 5.35%, 05/01/44	425	420,079
Series A, 5.63%, 05/01/55	690	677,330
Lakes of Sarasota Community Development District, SAB
Series A, 4.75%, 05/01/31	355	355,112
Series A, 5.30%, 05/01/44	425	417,583
Series A, 5.60%, 05/01/55	695	679,769
Lakeside Preserve Community Development District, SAB, Series 2023, 6.38%, 05/01/54	1,000	1,044,232
Lakewood Ranch Stewardship District, SAB
4.95%, 05/01/29(d)	175	176,246
4.63%, 05/01/31	215	214,178
4.88%, 05/01/35	265	262,505
5.50%, 05/01/39(d)	160	161,193
5.30%, 05/01/44	385	377,609
4.88%, 05/01/45	530	500,617
5.13%, 05/01/46	830	802,320
5.65%, 05/01/48(d)	225	225,466
4.50%, 05/01/49	805	686,793
Security	Par (000)	Value
Florida (continued)
Lakewood Ranch Stewardship District, SAB (continued)
4.00%, 05/01/52	$795	$ 625,713
5.55%, 05/01/54	180	175,482
Series 1A, 5.00%, 05/01/38	1,175	1,147,431
Series 1A, 5.10%, 05/01/48	2,545	2,384,207
Series 1B, 4.75%, 05/01/29	950	952,235
Series 1B, 5.30%, 05/01/39	1,090	1,090,359
Series 1B, 5.45%, 05/01/48	1,930	1,894,889
Lee County Industrial Development Authority, RB, Series B-1, 4.75%, 11/15/29	985	987,797
Lowery Hills Community Development District, SAB(d)
5.63%, 05/01/45	565	555,494
5.85%, 05/01/55	780	752,356
LT Ranch Community Development District, SAB
5.50%, 05/01/44	795	797,877
5.85%, 05/01/54	600	604,637
LTC Ranch West Residential Community Development District, Refunding SAB
Series AA4, 5.38%, 05/01/44	345	326,399
Series AA4, 5.65%, 05/01/54	1,250	1,188,790
LTC Ranch West Residential Community Development District, SAB
Series AA2, 5.70%, 05/01/44	185	180,235
Series AA2, 6.00%, 05/01/54	250	242,223
Malabar Springs Community Development District, SAB
5.20%, 05/01/44	605	587,337
5.50%, 05/01/54	905	874,633
Marion Ranch Community Development District, SAB
5.10%, 05/01/31	250	252,970
5.70%, 05/01/44	595	601,180
5.95%, 05/01/54	230	233,377
Midtown Miami Community Development District, Refunding SAB, Series A, 5.00%, 05/01/37	890	874,491
Normandy Community Development District, SAB, 5.55%, 05/01/54(d)	1,510	1,469,938
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	235	239,986
Series A, 6.00%, 05/01/54	420	427,626
North River Ranch Community Development District, SAB, Series A-2, 4.20%, 05/01/35	220	206,680
Orange County Health Facilities Authority, Refunding RB, Series A, 4.50%, 10/01/56	5,150	4,891,488
Parrish Lakes Community Development District, SAB
5.00%, 05/01/31	495	499,243
5.50%, 05/01/44	990	993,736
5.80%, 05/01/54	310	311,373
Parrish Plantation Community Development District, SAB
5.80%, 05/01/44	480	491,874
5.88%, 05/01/54	375	378,550
6.05%, 05/01/54	900	919,471
Poitras East Community Development District, SAB
5.00%, 05/01/43	460	437,423
5.25%, 05/01/52	1,650	1,552,144
Reunion East Community Development District, SAB, Series 2021, 4.00%, 05/01/51	2,685	2,078,494
Sandridge Community Development District, SAB, Series A1, 4.00%, 05/01/51	600	493,286
Sarasota County Public Hospital District, RB, 4.00%, 07/01/52	5,200	4,478,387
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Seminole County Industrial Development Authority, Refunding RB, 5.75%, 11/15/54	$2,420	$ 2,250,792
Seminole Palms Community Development District, SAB, 5.50%, 05/01/55(d)	955	920,501
Shadowlawn Community Development District, SAB, 5.85%, 05/01/54	355	341,119
Somerset Bay Community Development District, SAB(d)
4.85%, 05/01/31	350	351,272
5.63%, 05/01/44	925	896,279
5.90%, 05/01/54	905	908,755
South Broward Hospital District, RB, (BAM-TCRS), 3.00%, 05/01/51	415	311,101
Southern Groves Community Development District No. 5, SAB
4.00%, 05/01/30	175	171,524
4.30%, 05/01/40	825	767,842
4.50%, 05/01/46	600	524,956
Talavera Community Development District, SAB, 4.35%, 05/01/40	520	468,909
Tradition Community Development District No. 9, SAB
5.40%, 05/01/45	555	541,339
5.65%, 05/01/56	775	744,123
Trout Creek Community Development District, SAB
5.38%, 05/01/38	670	674,475
5.50%, 05/01/49	1,690	1,689,950
Two Rivers West Community Development District, SAB
Series 2024, 4.80%, 05/01/31	250	250,492
Series 2024, 5.63%, 05/01/44	750	730,917
Series 2024, 5.88%, 05/01/54	895	903,390
Village Community Development District No. 14, SAB
5.38%, 05/01/42	3,235	3,292,470
5.50%, 05/01/53	2,410	2,473,671
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(d)	2,505	2,507,979
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	2,680	2,675,878
West Villages Improvement District, SAB
4.75%, 05/01/39	885	848,086
5.38%, 05/01/44	495	490,722
5.00%, 05/01/50	1,415	1,313,711
5.63%, 05/01/54	355	349,179
Westside Haines City Community Development District, SAB, 6.00%, 05/01/54	640	628,030
		240,661,412
Georgia — 0.9%
Atlanta Development Authority, TA(d)
Series A, 5.00%, 04/01/34	1,720	1,695,519
Series A, 5.50%, 04/01/39	2,640	2,662,605
Development Authority of Cobb County, RB, Series A, 6.38%, 06/15/58(d)	690	684,553
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(d)	875	590,625
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(c)	2,000	2,065,426
Security	Par (000)	Value
Georgia (continued)
Municipal Electric Authority of Georgia, RB
Series A, 5.00%, 01/01/49	$5,235	$ 5,224,217
Series A, 5.00%, 07/01/52	2,765	2,784,871
		15,707,816
Idaho — 0.3%
Idaho Health Facilities Authority, Refunding RB, 3.50%, 09/01/33	375	319,875
Idaho Housing & Finance Association, RB(d)
Series A, 6.00%, 07/01/39	370	375,433
Series A, 6.00%, 07/01/49	595	591,275
Series A, 6.00%, 07/01/54	570	561,863
Series A, 6.95%, 06/15/55	1,540	1,616,594
Series C, 5.00%, 12/01/46	1,000	944,138
Power County Industrial Development Corp., RB, 6.45%, 08/01/32	265	265,501
		4,674,679
Illinois — 4.3%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	4,650	4,480,225
Series D, 5.00%, 12/01/46	800	759,667
Chicago Board of Education, Refunding GO, Series B, 4.00%, 12/01/41	1,905	1,635,342
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB
Series A, 5.00%, 12/01/49	4,640	4,707,722
Series A, 2nd Lien, 5.00%, 12/01/57	5,550	5,565,167
City of Chicago Illinois, GO, Series A, 5.00%, 01/01/43	32,870	32,228,271
City of Marion Illinois Sales Tax Revenue, Refunding RB
6.38%, 06/01/45	2,055	2,014,144
6.63%, 06/01/55	3,800	3,770,963
County of Cook Illinois, RB, M/F Housing, 6.50%, 01/01/45	4,500	4,540,031
Illinois Finance Authority, Refunding RB
6.00%, 02/01/34	315	315,074
6.13%, 02/01/45	600	600,047
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/46	4,640	4,785,030
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	9,695	8,009,043
State of Illinois, GO, 5.50%, 05/01/39	2,460	2,588,161
Village of Lincolnwood Illinois, COP, Series B, 5.75%, 12/01/43(d)	935	945,103
		76,943,990
Indiana — 0.4%
City of Valparaiso Indiana, Refunding RB, AMT, 4.50%, 01/01/34(d)	635	649,759
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(a)(d)(h)	2,325	1,418,250
Indiana Finance Authority, RB, Series A, AMT, 6.75%, 05/01/39	2,785	3,088,937
Indianapolis Local Public Improvement Bond Bank, RB, Series E, 6.00%, 03/01/53	1,850	1,920,668
		7,077,614

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iowa — 0.2%
Iowa Finance Authority, Refunding RB, Series A, 5.13%, 05/15/59	$2,350	$ 2,225,985
Iowa Higher Education Loan Authority, Refunding RB, 5.50%, 11/01/51	1,000	884,950
		3,110,935
Kansas(d) — 0.1%
City of Shawnee Kansas, RB
5.00%, 08/01/41	770	699,534
5.00%, 08/01/56	1,900	1,547,092
		2,246,626
Kentucky(d) — 0.6%
City of Henderson Kentucky, RB
Series A, AMT, 4.70%, 01/01/52	2,435	2,209,033
Series B, AMT, 4.45%, 01/01/42	2,540	2,344,262
Series B, AMT, 4.70%, 01/01/52	6,000	5,466,357
		10,019,652
Louisiana — 1.2%
Louisiana Public Facilities Authority, RB
Series A, 5.25%, 06/01/60(d)	4,940	3,812,543
Series A, 6.50%, 06/01/62(d)	855	795,955
AMT, 5.75%, 09/01/64	6,910	7,158,192
AMT, 5.00%, 09/01/66	5,000	4,823,296
Class R2, AMT, 6.50%, 10/01/53(c)(d)	2,160	2,279,622
Parish of St. James Louisiana, RB, Series 2, 6.35%, 07/01/40(d)	3,160	3,314,396
		22,184,004
Maine — 0.7%
Finance Authority of Maine, RB
12/31/32(i)	2,500	2,500,000
AMT, Sustainability Bonds, 8.00%, 12/01/51(a)(d)(h)	5,600	1,834,000
Finance Authority of Maine, Refunding RB, AMT, 4.63%, 12/01/47(c)(d)	1,300	1,285,151
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37(d)	8,100	7,126,185
		12,745,336
Maryland — 1.2%
City of Baltimore Maryland, RB
4.88%, 06/01/42	260	256,114
5.00%, 06/01/51	780	762,200
City of Baltimore Maryland, Refunding RB, Convertible, 5.00%, 09/01/46	1,500	1,433,615
Maryland Community Development Administration, RB, M/F Housing, Series D-1, Sustainability Bonds, (FHLMC), 4.35%, 02/01/44	8,270	7,679,292
Maryland Economic Development Corp., TA, 4.00%, 09/01/50	4,805	3,734,506
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(d)	8,165	8,335,897
		22,201,624
Massachusetts — 0.2%
Massachusetts Development Finance Agency, RB, Series D, Sustainability Bonds, 4.00%, 07/01/45	715	581,016
Massachusetts Development Finance Agency, Refunding RB(d)
4.13%, 10/01/42	855	754,623
5.00%, 10/01/57	1,900	1,722,076
		3,057,715
Security	Par (000)	Value
Michigan — 0.4%
Advanced Technology Academy, Refunding RB, 5.00%, 11/01/44	$160	$ 150,808
Michigan Strategic Fund, RB
5.00%, 11/15/42	280	278,819
AMT, 5.00%, 12/31/43	2,030	2,029,997
AMT, Sustainability Bonds, 4.00%, 10/01/61(c)	4,450	4,443,998
		6,903,622
Minnesota — 0.2%
City of Eagan Minnesota, RB, Series A, 6.38%, 02/01/55(d)	245	226,570
Duluth Economic Development Authority, Refunding RB, Series A, 5.25%, 02/15/58	2,790	2,790,768
		3,017,338
Missouri — 0.4%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB
Series A, 4.88%, 06/15/34	405	403,682
Series A, 4.38%, 11/15/35	1,020	932,717
Series A, 5.75%, 06/15/54	1,665	1,684,898
Kansas City Industrial Development Authority, RB
Series A-1, 5.00%, 06/01/46(d)	965	907,281
Series A-1, 5.00%, 06/01/54(d)	625	572,337
Series C, 7.50%, 11/15/46(a)(h)	425	328,267
Kansas City Industrial Development Authority, Refunding RB(a)(h)
Class B, 5.00%, 11/15/46	772	507,876
Class D, 2.00%, 11/15/46	345	15,844
Kansas City Land Clearance Redevelopment Authority, TA, Series B, 5.00%, 02/01/40(d)	1,240	1,189,306
		6,542,208
Nevada — 0.2%
City of Las Vegas Nevada Special Improvement District No. 613, SAB
5.25%, 12/01/47	440	415,463
5.50%, 12/01/53	250	239,567
City of Reno Nevada, SAB(d)
5.00%, 06/01/41	825	792,392
5.13%, 06/01/47	1,000	933,625
Tahoe-Douglas Visitors Authority, RB, 5.00%, 07/01/45	1,460	1,464,945
		3,845,992
New Hampshire — 2.1%
New Hampshire Business Finance Authority, RB
5.38%, 12/01/31(d)	4,095	3,991,514
12/15/33(d)(i)	4,511	4,480,341
5.25%, 12/01/35(d)	6,429	6,274,819
5.38%, 12/15/35(d)	5,761	5,614,653
Series A, 4.13%, 08/15/40	1,435	1,250,957
Series A, 4.25%, 08/15/46	1,610	1,315,061
Series A, 4.50%, 08/15/55	3,350	2,656,182
New Hampshire Business Finance Authority, RB, CAB(d)(e)
0.00%, 04/01/32	1,755	1,156,792
0.00%, 12/15/33	14,330	8,195,046
New Hampshire Business Finance Authority, RB, M/F Housing, Class B, 5.75%, 04/28/42	2,820	2,842,027
		37,777,392
New Jersey — 0.6%
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(g)	2,060	2,194,534
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
New Jersey Economic Development Authority, RB (continued)
Series A, 5.00%, 07/01/37	$375	$ 367,386
Series A, 5.25%, 11/01/54(d)	3,955	3,369,821
Series B, 6.50%, 04/01/31	1,790	1,833,701
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	1,960	1,754,661
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 4.25%, 12/01/45	1,030	1,003,404
		10,523,507
New York — 6.0%
Albany Capital Resource Corp., Refunding RB, 4.00%, 07/01/41(a)(h)	3,750	1,740,000
Build NYC Resource Corp., RB
Series A, 5.00%, 07/01/32	2,255	2,206,605
Series A, 5.13%, 07/01/33	620	627,395
Series A, 6.13%, 07/01/43	1,780	1,871,603
Series A, 6.38%, 07/01/53	3,260	3,380,976
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(d)	2,165	2,164,918
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	585	484,493
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/51	5,000	4,941,981
New York City Housing Development Corp., RB, M/F Housing
Series C-1A, 4.20%, 11/01/44	3,190	2,946,421
Series C-1A, 4.30%, 11/01/47	4,655	4,282,904
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(d)	3,000	2,999,942
New York Liberty Development Corp., Refunding RB
3.25%, 09/15/52	4,045	2,959,703
Series 1, 2.75%, 02/15/44	5,320	3,692,756
Series A, Sustainability Bonds, 3.00%, 11/15/51	2,300	1,579,681
New York State Dormitory Authority, Refunding RB
Series A, 3.00%, 03/15/51	4,200	3,022,768
Series A, 5.00%, 03/15/55	6,380	6,538,981
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/35	10,000	10,393,701
AMT, 5.63%, 04/01/40	2,215	2,295,129
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	3,845	3,898,718
AMT, 4.00%, 04/30/53	2,220	1,777,236
AMT, Sustainability Bonds, 5.50%, 06/30/60	15,250	15,375,512
New York Transportation Development Corp., Refunding ARB, Series A, AMT, 5.38%, 08/01/36	3,665	3,744,976
Suffolk Regional Off-Track Betting Co, RB, 5.00%, 12/01/34	1,570	1,572,577
Suffolk Regional Off-Track Betting Co., RB
5.75%, 12/01/44	2,600	2,628,700
6.00%, 12/01/53	3,800	3,854,873
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.25%, 05/15/58	8,000	7,325,227
Westchester County Local Development Corp., Refunding RB(d)
5.00%, 07/01/41	3,300	3,286,455
5.00%, 07/01/46	2,205	2,165,270
Security	Par (000)	Value
New York (continued)
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	$670	$ 585,369
Sub-Series C, 5.13%, 06/01/51	2,000	1,852,466
		106,197,336
North Dakota — 0.2%
City of Grand Forks North Dakota, RB, Series A, (AGM), 5.00%, 12/01/48	1,765	1,775,698
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,785	1,799,567
		3,575,265
Ohio — 2.9%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	27,125	23,352,518
Buckeye Tobacco Settlement Financing Authority, Refunding RB, CAB, Series B-3, Class 2, 0.00%, 06/01/57(e)	82,080	7,762,297
Cleveland-Cuyahoga County Port Authority, Refunding RB(d)
Series A, 5.38%, 01/01/39	455	436,645
Series A, 5.88%, 01/01/49	1,095	1,038,609
County of Hamilton Ohio, Refunding RB, 5.00%, 01/01/46	1,435	1,378,614
County of Hardin Ohio, Refunding RB
5.00%, 05/01/30	620	607,066
5.25%, 05/01/40	615	573,410
5.50%, 05/01/50	2,895	2,611,752
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(d)	4,675	4,419,140
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(d)	3,900	3,508,588
Ohio Higher Educational Facility Commission, Refunding RB, 4.00%, 10/01/47	3,500	2,760,879
Ohio Housing Finance Agency, RB, M/F Housing, Series A, 5.70%, 08/01/43(d)	3,500	3,565,637
		52,015,155
Oklahoma — 1.5%
Oklahoma City Airport Trust, ARB, AMT, Junior Lien, 5.00%, 07/01/47	4,575	4,473,841
Oklahoma Development Finance Authority, RB
7.25%, 09/01/51(d)	14,215	14,104,430
Series A-2, 7.25%, 09/01/51(d)	1,920	1,905,065
Series B, 5.50%, 08/15/52	2,415	2,417,960
Tulsa Airports Improvement Trust, Refunding RB, Series C, AMT, 5.50%, 12/01/35	1,260	1,259,225
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(d)	1,165	1,100,310
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	1,050	1,061,534
		26,322,365
Oregon — 0.8%
Clackamas County Hospital Facility Authority, Refunding RB, Series A, 5.25%, 11/15/50	800	766,402
Oregon State Facilities Authority, RB(d)
Series A, 5.00%, 06/15/49	915	783,933

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oregon (continued)
Oregon State Facilities Authority, RB(d) (continued)
Series A, 5.25%, 06/15/55	$505	$ 436,920
Port of Morrow Oregon, GOL, Series A, 5.15%, 10/01/26(d)	11,815	11,870,901
		13,858,156
Pennsylvania — 1.5%
Allegheny Community Broadband, Inc., RB(d)
7.75%, 09/01/45	530	515,223
8.00%, 09/01/51	625	611,367
Allentown Neighborhood Improvement Zone Development Authority, RB(d)
Series A, 5.25%, 05/01/32	300	308,362
Series A, 5.25%, 05/01/42	300	293,140
Beaver County Industrial Development Authority, Refunding RB, Series B, 3.75%, 10/01/47	4,065	3,276,002
Doylestown Hospital Authority, Refunding RB(d)
5.00%, 07/01/31	485	511,755
5.38%, 07/01/39	1,125	1,214,376
Lancaster Municipal Authority, RB, Series B, 5.00%, 05/01/54	300	285,254
Montgomery County Industrial Development Authority, Refunding RB, 5.00%, 12/01/46	1,000	912,118
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.75%, 06/30/48	2,890	2,972,253
AMT, 5.25%, 06/30/53	4,830	4,841,502
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(c)	1,750	1,753,578
Series C, 5.25%, 12/01/37(c)	3,065	3,071,255
AMT, 5.50%, 11/01/44	5,390	5,355,682
Pennsylvania Higher Education Assistance Agency, RB, Sub-Series 1C, AMT, 5.00%, 06/01/51	640	610,047
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	490	514,824
		27,046,738
Puerto Rico — 8.2%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(e)	38,360	2,247,481
Children’s Trust Fund, Refunding RB, Series B, 0.00%, 05/15/55(e)	2,000	207,542
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.38%, 07/01/25	— (j)	1
Series A-1, Restructured, 5.63%, 07/01/29	3,605	3,716,731
Series A-1, Restructured, 5.75%, 07/01/31	3,402	3,581,183
Series A-1, Restructured, 4.00%, 07/01/37	2,855	2,606,450
Series A-1, Restructured, 4.00%, 07/01/41	4,939	4,231,376
Series A-1, Restructured, 4.00%, 07/01/46	2,017	1,636,048
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(e)	5,283	3,591,137
Commonwealth of Puerto Rico, RB(a)(c)(h)
0.00%, 11/01/51	62,798	33,021,822
Series A-1, 0.00%, 11/01/43	1,156	690,670
PRIFA Custodial Trust, RB, Series 2005, 0.00%, 03/15/49	3,300	834,675
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, 4.00%, 07/01/42(d)	1,075	925,543
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Series B, 4.00%, 07/01/42(d)	2,500	2,156,921
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB
Series A, 7.25%, 07/01/30(a)(h)	$250	$ 120,625
Series A, 7.00%, 07/01/33(a)(h)	8,735	4,214,637
Series A, 6.75%, 07/01/36(a)(h)	5,830	2,812,975
Series A, 7.00%, 07/01/40	1,000	482,500
Series A, 5.00%, 07/01/42(a)(h)	1,605	774,412
Series A, 5.05%, 07/01/42(a)(h)	1,080	521,100
Series A, 7.00%, 07/01/43(a)(h)	775	373,938
Series A-1, 10.00%, 07/01/19(a)(h)	230	111,077
Series A-2, 10.00%, 07/01/19(a)(h)	1,161	560,389
Series A-3, 10.00%, 07/01/19(a)(h)	748	360,750
Series B-3, 10.00%, 07/01/19(a)(h)	748	360,750
Series C-1, 5.40%, 01/01/18(a)(h)	2,054	991,140
Series C-2, 5.40%, 07/01/18(a)(h)	2,055	991,300
Series C-3, 5.40%, 01/01/20(a)(h)	208	100,204
Series C-4, 5.40%, 07/01/20(a)(h)	208	100,204
Series CCC, 5.00%, 07/01/22	715	344,988
Series CCC, 5.00%, 07/01/25	620	299,150
Series CCC, 5.25%, 07/01/26(a)(h)	590	284,675
Series CCC, 5.25%, 07/01/28(a)(h)	1,945	938,462
Series D-1, 7.50%, 01/01/20(a)(h)	2,332	1,125,301
Series D-2, 7.50%, 01/01/20(a)(h)	4,430	2,137,443
Series D-4, 7.50%, 07/01/20(a)(h)	709	342,216
Series TT, 5.00%, 07/01/18(a)(h)	900	434,250
Series TT, 5.00%, 07/01/25(a)(h)	3,270	1,577,775
Series TT, 5.00%, 07/01/26(a)(h)	455	219,538
Series WW, 5.50%, 07/01/17(a)(h)	475	229,188
Series WW, 5.50%, 07/01/18(a)(h)	415	200,238
Series WW, 5.50%, 07/01/19(a)(h)	335	161,638
Series WW, 5.38%, 07/01/22(a)(h)	4,500	2,171,250
Series WW, 5.38%, 07/01/24(a)(h)	815	393,237
Series WW, 5.25%, 07/01/25	1,940	936,050
Series WW, 5.25%, 07/01/33(a)(h)	315	151,988
Series WW, 5.50%, 07/01/38(a)(h)	415	200,238
Series XX, 5.25%, 07/01/17(a)(h)	230	110,975
Series XX, 5.25%, 07/01/35(a)(h)	705	340,163
Series XX, 5.75%, 07/01/36(a)(h)	2,870	1,384,775
Series XX, 5.25%, 07/01/40(a)(h)	8,385	4,045,762
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(a)(h)	765	369,113
Series AAA, 5.25%, 07/01/25	3,560	1,717,700
Series AAA, 5.25%, 07/01/28(a)(h)	3,655	1,763,537
Series AAA, 5.25%, 07/01/29(a)(h)	190	91,675
Series UU, 0.00%, 07/01/17(a)(c)(h)	2,660	1,283,450
Series UU, 0.00%, 07/01/18(a)(c)(h)	125	60,313
Series UU, 0.00%, 07/01/20(a)(c)(h)	1,135	547,637
Series UU, 1.00%, 07/01/31(a)(c)(h)	1,345	648,962
Series ZZ, 5.25%, 07/01/19(a)(h)	1,050	506,625
Series ZZ, 5.25%, 07/01/23(a)(h)	370	178,525
Series ZZ, 5.25%, 07/01/24(a)(h)	5,050	2,436,625
Series ZZ, 5.25%, 07/01/25(a)(h)	265	127,863
Series ZZ, 5.00%, 07/01/28(a)(h)	345	166,463
Series ZZ, 5.00%, 12/29/49(a)(h)	330	159,225
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	680	761,757
Series A-2, AMT, 6.50%, 01/01/42	445	497,608
Series A-2, AMT, 6.75%, 01/01/45	680	761,975
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	28,713	26,461,168
Series A-1, Restructured, 5.00%, 07/01/58	5,871	5,579,191
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-2, Restructured, 4.54%, 07/01/53	$1,564	$ 1,375,379
Series A-2, Restructured, 4.78%, 07/01/58	1,495	1,366,060
Series B-2, Restructured, 4.78%, 07/01/58	626	573,926
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(e)
Series A-1, Restructured, 0.00%, 07/01/33	2,574	1,767,853
Series A-1, Restructured, 0.00%, 07/01/46	13,230	4,241,310
Series B-1, Restructured, 0.00%, 07/01/46	8,066	2,576,378
		146,373,199
South Carolina(d) — 1.1%
City of Hardeeville South Carolina, SAB
3.00%, 05/01/27	135	129,325
3.50%, 05/01/32	235	207,921
3.88%, 05/01/41	450	357,598
4.00%, 05/01/52	375	269,753
County of Dorchester South Carolina, SAB, 6.00%, 10/01/51	2,240	2,264,264
South Carolina Jobs-Economic Development Authority, RB, 7.50%, 08/15/62	1,935	1,771,645
South Carolina Jobs-Economic Development Authority, RB, M/F Housing, 6.88%, 03/01/65(c)	14,770	14,380,766
		19,381,272
Tennessee — 1.0%
Metropolitan Government Nashville & Davidson County Health & Educational cilities Board, Refunding RB, 4.00%, 10/01/49	1,635	1,303,330
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(d)(e)	4,000	1,635,897
Nashville Metropolitan Development & Housing Agency, TA, 5.13%, 06/01/36(d)	500	499,450
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(c)	7,435	7,789,322
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(c)	6,360	6,618,535
		17,846,534
Texas — 6.1%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(a)(d)(h)	2,340	877,500
Arlington Higher Education Finance Corp., RB(d)
5.63%, 08/15/54	6,260	4,786,954
7.50%, 04/01/62	1,970	1,892,253
7.88%, 11/01/62	1,670	1,692,306
Central Texas Regional Mobility Authority, Refunding RB(e)
0.00%, 01/01/28	3,000	2,735,737
0.00%, 01/01/29	500	438,693
0.00%, 01/01/30	1,330	1,119,890
0.00%, 01/01/31	4,000	3,228,955
City of Anna Texas, SAB(d)
4.88%, 09/15/31	202	202,588
5.50%, 09/15/44	769	767,868
5.75%, 09/15/54	195	194,712
City of Aubrey Texas, SAB(d)
4.38%, 12/31/30	373	365,998
4.63%, 12/31/35	449	434,928
5.38%, 12/31/45	1,000	942,556
5.63%, 12/31/55	1,750	1,616,479
City of Bastrop Texas, SAB(d)
5.38%, 09/01/45	390	383,212
Security	Par (000)	Value
Texas (continued)
City of Bastrop Texas, SAB(d) (continued)
5.63%, 09/01/55	$780	$ 760,052
City of Buda Texas, SAB(d)
6.00%, 09/01/55	1,080	1,047,232
6.75%, 09/01/55	2,170	2,148,875
City of Celina Texas, SAB(d)
5.38%, 09/01/45	390	377,873
5.50%, 09/01/45	100	96,763
5.63%, 09/01/55	1,010	964,337
City of Corpus Christi Texas, SAB
5.38%, 09/15/31	156	153,922
6.13%, 09/15/44	450	426,564
6.50%, 09/15/54	767	734,088
City of Crandall Texas, SAB(d)
5.00%, 09/15/41	500	475,909
5.25%, 09/15/45	270	257,106
5.50%, 09/15/55	650	610,644
City of Fate Texas, SAB, 5.75%, 08/15/54(d)	290	289,618
City of Friendswood Texas, SAB, 7.00%, 09/15/54	2,146	2,151,606
City of Houston Texas Airport System Revenue, ARB
Series A, AMT, 6.63%, 07/15/38	1,110	1,111,223
Series A, AMT, 4.00%, 07/01/41	3,600	3,006,141
Series B-1, AMT, 5.00%, 07/15/35	5,000	4,872,533
City of Houston Texas Airport System Revenue, Refunding RB
AMT, 5.00%, 07/01/29	6,600	6,602,420
Series C, AMT, 5.00%, 07/15/27	5,525	5,539,555
City of Hutto Texas, SAB(d)
5.13%, 09/01/45	300	283,816
5.38%, 09/01/60	1,000	927,927
City of Marble Falls Texas, SAB(d)
4.63%, 09/01/31	100	99,116
4.88%, 09/01/41	295	277,144
6.38%, 09/01/44	180	170,786
5.13%, 09/01/51	500	460,781
6.63%, 09/01/54	1,140	1,073,069
City of Oak Point Texas, SAB(d)
5.10%, 09/15/44	500	472,276
5.25%, 09/15/54	230	211,285
5.63%, 09/15/54	1,000	941,595
City of Pilot Point Texas, SAB(d)(i)
09/15/45	1,440	1,448,848
09/15/55	595	598,538
City of Princeton Texas, SAB(d)
4.38%, 09/01/31	150	148,180
5.00%, 09/01/44	350	345,457
5.13%, 09/01/44	425	402,214
5.38%, 09/01/45	715	700,846
5.25%, 09/01/54	575	561,472
5.38%, 09/01/54	642	595,265
5.63%, 09/01/55	1,080	1,047,646
City of San Marcos Texas, SAB(d)
3.75%, 09/01/27	156	154,535
4.00%, 09/01/32	237	226,577
4.25%, 09/01/42	750	649,511
4.50%, 09/01/51	520	436,289
Clifton Higher Education Finance Corp., RB, Series A, 6.00%, 06/15/54(d)	200	185,147
Club Municipal Management District No. 1, SAB, 5.38%, 09/01/55(d)	550	509,015
County of Denton Texas, SAB(d)
5.88%, 12/31/45	1,540	1,513,120
6.13%, 12/31/55	2,225	2,162,296

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	$1,380	$ 1,342,035
Harris County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 01/01/38	535	532,469
Series A, 5.00%, 01/01/43	520	507,658
Series A, 5.13%, 01/01/48	1,535	1,492,031
Hemphill County Hospital District, GOL
4.63%, 02/01/39	1,500	1,299,834
4.75%, 02/01/45	2,500	2,066,979
Houston Higher Education Finance Corp., RB, 4.00%, 10/01/51	1,400	1,096,890
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.00%, 01/01/55	700	606,837
Series A, 6.50%, 10/01/55	860	855,987
Series A, 5.00%, 07/01/57	3,000	1,978,582
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	5,000	5,018,248
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(d)	5,580	4,755,269
Newark Higher Education Finance Corp., RB(d)
Series A, 5.50%, 08/15/35	375	375,930
Series A, 5.75%, 08/15/45	735	735,766
Port of Beaumont Navigation District, Refunding RB(d)
Series A, AMT, 3.63%, 01/01/35	3,580	3,208,489
Series A, AMT, 4.00%, 01/01/50	1,155	900,040
San Antonio Education Facilities Corp., RB
Series A, 5.00%, 10/01/41	645	533,910
Series A, 5.00%, 10/01/51	885	673,575
Texas Community Housing & Economic Development Corp., RB, M/F Housing, Series A1, Senior Lien, 01/01/65(d)(i)	4,935	4,528,550
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	1,500	1,562,868
Texas Water Development Board, RB, Series A, 4.38%, 10/15/59	4,765	4,493,593
		108,475,381
Utah — 1.4%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(d)	1,475	1,435,495
County of Utah, RB, Series A, 3.00%, 05/15/50	940	657,778
MIDA Mountain Veterans Program Public Infrastructure District, TA, 5.00%, 06/01/44(d)	1,000	960,678
Mida Mountain Village Public Infrastructure District, TA(d)
Series 1, 5.13%, 06/15/54	2,000	1,870,171
Series 2, 5.75%, 06/15/44	1,500	1,504,206
SkyRidge Pegasus Infrastructure Financing District, SAB, 5.25%, 12/01/44(d)	3,850	3,701,512
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/52(d)	1,320	1,096,281
Utah Housing Corp., RB, S/F Housing
Series A, (GNMA), 4.50%, 01/21/49	1,065	1,004,005
Series B, (GNMA), 4.50%, 02/21/49	1,710	1,598,878
Series C, (GNMA), 4.50%, 03/21/49	897	846,773
Series D, (GNMA), 4.50%, 04/21/49	1,865	1,718,266
Series E, (GNMA), 4.50%, 05/21/49	1,086	1,015,808
Series F-G2, (GNMA), 4.50%, 06/21/49	2,169	1,988,598
Series G-G2, (GNMA), 4.50%, 07/21/49	1,327	1,250,888
Series H, (GNMA), 4.50%, 08/21/49	1,113	1,036,546
Security	Par (000)	Value
Utah (continued)
Utah Housing Corp., RB, S/F Housing (continued)
Series I, (GNMA), 4.50%, 11/21/48	$592	$ 552,647
Series J, (GNMA), 4.50%, 12/21/48	803	753,868
Utah Infrastructure Agency, RB
5.50%, 10/15/44	460	478,060
5.50%, 10/15/48	435	446,238
Wood Ranch Public Infrastructure District, SAB, 5.63%, 12/01/53(d)	485	484,473
		24,401,169
Vermont(d) — 0.6%
East Central Vermont Telecommunications District, RB
Series A, 4.75%, 12/01/40	2,850	2,478,019
Series A, 4.50%, 12/01/44	3,695	2,992,761
Series A, 6.88%, 12/01/46	3,630	3,800,557
Series A, 4.50%, 12/01/50	3,000	2,291,951
		11,563,288
Virginia — 1.5%
Ballston Quarter Community Development Authority, TA
Series A, 5.50%, 03/01/46	500	472,904
Series A-1, 5.50%, 03/01/46	1,154	1,194,631
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(f)	4,432	3,683,115
Fairfax County Industrial Development Authority, Refunding RB, Series A, 4.00%, 05/15/48	1,780	1,575,309
Hanover County Economic Development Authority, Refunding RB, 4.00%, 07/01/40(d)	1,790	1,532,959
James City County Economic Development Authority, RB
Series A, 6.88%, 12/01/58	1,475	1,591,955
Series C3, 5.25%, 12/01/27	990	990,955
Lower Magnolia Green Community Development Authority, SAB(d)
5.00%, 03/01/35	460	456,820
5.00%, 03/01/45	475	448,710
Norfolk Redevelopment & Housing Authority, RB, Series A, 5.00%, 01/01/49	1,250	1,084,642
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	10,000	8,057,839
Virginia Beach Development Authority, RB
Series A, 7.00%, 09/01/53	1,800	1,968,142
Series B3, 5.38%, 09/01/29	1,085	1,101,642
Virginia Commonwealth University Health System Authority, RB, Series A, 4.00%, 07/01/54	2,500	2,245,421
		26,405,044
Washington — 0.8%
Washington Economic Development Finance Authority, RB, Series A, AMT, Sustainability Bonds, 5.63%, 12/01/40(d)	3,470	3,491,316
Washington State Housing Finance Commission, RB(d)
6.00%, 07/01/59	300	304,324
Series A, 5.00%, 07/01/50	1,240	1,123,262
Series A, 5.75%, 01/01/53	720	679,848
Series A, 5.88%, 01/01/59	585	553,891
Series B2, 3.95%, 07/01/29	2,830	2,831,191
Washington State Housing Finance Commission, Refunding RB
5.00%, 01/01/26(d)	900	902,624
5.75%, 01/01/35(d)	355	355,125
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Washington (continued)
Washington State Housing Finance Commission, Refunding RB (continued)
5.00%, 01/01/43(d)	$2,000	$ 1,852,322
6.00%, 01/01/45(d)	940	940,263
Series A, 5.00%, 07/01/43	920	921,987
Series A, 5.00%, 07/01/48	620	615,800
		14,571,953
Wisconsin — 5.8%
Public Finance Authority, ARB
AMT, 4.00%, 07/01/41	530	441,447
AMT, 4.25%, 07/01/54	1,790	1,453,643
Public Finance Authority, RB
6.25%, 10/01/31(a)(d)(h)	910	77,350
5.50%, 12/15/32(d)	5,830	5,639,644
5.75%, 12/15/33(d)	12,185	11,844,215
5.00%, 06/15/41(d)	925	733,180
7.00%, 10/01/47(a)(d)(h)	910	77,350
5.63%, 06/15/49(d)	5,925	5,496,875
5.00%, 06/15/53	645	608,220
5.75%, 12/01/54(d)	3,280	3,193,897
5.00%, 06/15/55(d)	2,405	1,675,597
5.00%, 01/01/56(d)	3,790	3,074,947
Class A, 6.45%, 04/01/60(d)	1,080	1,016,257
Series A, 12.00%, 05/16/29(d)	1,895	2,001,628
Series A, 4.25%, 06/15/31(d)	170	154,568
Series A, 5.00%, 06/01/40(d)	750	668,867
Series A, 5.00%, 06/15/41(d)	510	429,142
Series A, 7.75%, 07/01/43(d)	9,100	9,244,927
Series A, 5.00%, 12/15/44(d)	410	387,280
Series A, 6.85%, 11/01/46(a)(d)(h)	1,325	662,500
Series A, 7.00%, 11/01/46(a)(d)(h)	805	402,500
Series A, 5.38%, 07/15/47(d)	1,595	1,552,895
Series A, 5.00%, 06/01/49(d)	1,340	1,091,918
Series A, 5.63%, 06/15/49(d)	7,850	7,188,994
Series A, 5.00%, 06/15/51(d)	1,060	812,968
Series A, 5.25%, 12/01/51(d)	5,280	3,490,050
Series A, 5.00%, 12/15/54(d)	1,190	1,077,314
Series A, 5.00%, 06/15/55(d)	11,540	8,692,509
Series A, 4.75%, 06/15/56(d)	2,395	1,832,781
Series A, 7.50%, 07/01/59(d)	7,880	8,647,785
Series A-1, 4.50%, 01/01/35(d)	815	788,608
Series B, 0.00%, 01/01/35(d)(e)	1,020	560,447
Series B, 0.00%, 01/01/60(d)(e)	31,635	2,330,964
AMT, Sustainability Bonds, 4.00%, 09/30/51	4,000	3,182,264
AMT, Sustainability Bonds, 4.00%, 03/31/56	3,370	2,613,971
Public Finance Authority, RB, CAB(d)(e)
0.00%, 12/15/37	9,240	4,494,131
0.00%, 12/15/38	2,535	1,130,098
Public Finance Authority, Refunding RB(d)
5.00%, 05/15/32	980	981,082
5.00%, 03/01/52	1,300	1,134,601
Security	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, RB, Series A, 5.75%, 08/15/54	$1,375	$ 1,424,076
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 01/01/47	2,540	2,088,935
		104,400,425
Total Municipal Bonds — 90.2% (Cost: $1,707,324,637)		1,608,533,720
Municipal Bonds Transferred to Tender Option Bond Trusts(k)
Florida — 2.7%
City of Jacksonville Florida, Refunding RB, 5.25%, 10/01/54	18,750	19,575,452
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.50%, 10/01/55(l)	16,650	17,239,096
Greater Orlando Aviation Authority, ARB, AMT, 5.25%, 10/01/51	10,700	10,849,441
		47,663,989
Indiana — 0.8%
Indianapolis Local Public Improvement Bond Bank, RB, Series F, 5.25%, 01/01/54	13,185	13,950,300
New York — 1.9%
New York City Transitional Finance Authority, RB, Series H-1, 5.00%, 11/01/50	7,500	7,722,924
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/54(l)	13,970	14,331,902
Triborough Bridge & Tunnel Authority, Refunding RB, Sub-Series B-1, Senior Lien, 5.00%, 05/15/56	12,000	12,105,235
		34,160,061
Ohio — 0.9%
Columbus Regional Airport Authority, Refunding ARB, Series A, AMT, 5.50%, 01/01/50(l)	16,250	16,923,798
Pennsylvania — 1.2%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.45%, 04/01/51	12,495	12,977,330
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	7,500	7,549,239
		20,526,569

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas — 1.1%
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.00%, 03/01/52	$10,000	$ 10,153,046
Sabine-Neches Navigation District, GOL, 5.25%, 02/15/52	10,000	10,284,263
		20,437,309
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 8.6% (Cost: $155,922,490)		153,662,026
Total Long-Term Investments — 98.8% (Cost: $1,863,417,600)		1,762,260,742

	Shares
Short-Term Securities
	Money Market Funds — 5.0%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.05%(m)(n)	88,363,668	88,372,504
	Total Short-Term Securities — 5.0% (Cost: $88,372,504)	88,372,504
	Total Investments — 103.8% (Cost: $1,951,790,104)	1,850,633,246
	Other Assets Less Liabilities — 2.7%	47,832,442
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.5)%	(115,759,000)
	Net Assets — 100.0%	$ 1,782,706,688

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Zero-coupon bond.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	When-issued security.
(j)	Rounds to less than 1,000.
(k)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See
Note 4 of the Notes to Financial Statements for details.

(l)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2032 to March 15, 2033, is $38,783,833.
See Note 4 of the Notes to Financial Statements for details.

(m)	Affiliate of the Fund.
(n)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 105,253,269	$ —	$ (16,880,765)(a)	$ 7,072	$ (7,072)	$ 88,372,504	88,363,668	$ 934,567	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Muni Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ —	$ 64,996	$ —	$ 64,996
Municipal Bonds	—	1,608,533,720	—	1,608,533,720
Municipal Bonds Transferred to Tender Option Bond Trusts	—	153,662,026	—	153,662,026
Short-Term Securities
Money Market Funds	88,372,504	—	—	88,372,504
Unfunded Commitments(a)	—	—	6,418,295	6,418,295
	$88,372,504	$1,762,260,742	$6,418,295	$1,857,051,541

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $115,349,997 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited)
April 30, 2025

iShares High Yield Muni Active ETF
ASSETS
Investments, at value — unaffiliated(a)	$ 1,762,260,742
Investments, at value — affiliated(b)	88,372,504
Receivables:
Investments sold	10,129,649
TOB Trust	20,621,988
Dividends — affiliated	229,836
Interest — unaffiliated	29,376,822
Unrealized appreciation on unfunded commitments	6,418,295
Prepaid expenses	842,633
Total assets	1,918,252,469
ACCRUED LIABILITIES
Payables:
Investments purchased	18,929,212
Accounting services fees	99,491
Interest expense and fees	409,003
Investment advisory fees	572,656
Trustees’ and Officer’s fees	1,208
Other accrued expenses	15,891
Professional fees	268
Reorganization costs	167,567
Service and distribution fees	488
Total accrued liabilities	20,195,784
OTHER LIABILITIES
TOB Trust Certificates	115,349,997
Total liabilities	135,545,781
Commitments and contingent liabilities
NET ASSETS	$ 1,782,706,688
NET ASSETS CONSIST OF
Paid-in capital	$ 2,008,488,251
Accumulated loss	(225,781,563)
NET ASSETS	$ 1,782,706,688
NET ASSET VALUE
Shares outstanding	36,880,340
Net asset value	$ 48.34
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$1,863,417,600
(b) Investments, at cost—affiliated	$88,372,504
See notes to financial statements.
Statement of Assets and Liabilities

Statement of Operations (unaudited)
Six Months Ended April 30, 2025

iShares High Yield Muni Active ETF(a)
INVESTMENT INCOME
Dividends — affiliated	$934,567
Interest — unaffiliated	42,980,322
Total investment income	43,914,889
EXPENSES
Investment advisory	3,526,593
Service and distribution — class specific	369,157
Reorganization	245,798
Transfer agent — class specific	143,071
Registration	112,145
Accounting services	54,499
Professional	42,201
Trustees and Officer	8,404
Custodian	5,274
Printing and postage	2,763
Miscellaneous	21,161
Total expenses excluding interest expense	4,531,066
Interest expense — unaffiliated(b)	842,350
Total expenses	5,373,416
Less:
Fees waived and/or reimbursed by the Manager	(26,171)
Fees waived and/or reimbursed by the Investment Adviser	(122,183)
Service and distribution fees waived and/or reimbursed by the Investment Adviser — class specific	(254,700)
Transfer agent fees waived and/or reimbursed by the Investment Adviser — class specific	(25,501)
Total expenses after fees waived and/or reimbursed	4,944,861
Net investment income	38,970,028
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	2,175,415
Investments — affiliated	7,072
2,182,487
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(56,956,569)
Investments — affiliated	(7,072)
Unfunded commitments	(729,421)
(57,693,062)
Net realized and unrealized loss	(55,510,575)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,540,547)
(a) During the period the Fund converted from a mutual fund to an exchange traded fund pursuant to an Agreement and Plan of Reorganization. See Note 1 of the Notes to Financial
Statements for information on the Fund’s reorganization.

(b) Related to TOB Trusts.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares High Yield Muni Active ETF(a)
	Six Months Ended 04/30/25 (unaudited)	Period from 07/01/24 to 10/31/24	Year Ended 06/30/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$38,970,028	$25,208,211	$68,977,113
Net realized gain (loss)	2,182,487	(5,820,573)	(43,426,139)
Net change in unrealized appreciation (depreciation)	(57,693,062)	(5,952,771)	116,490,493
Net increase (decrease) in net assets resulting from operations	(16,540,547)	13,434,867	142,041,467
DISTRIBUTIONS TO SHAREHOLDERS(b)
Fund	(13,272,895)(c)	—	—
Predecessor Fund
Institutional	(9,043,749)(c)	(11,856,911)	(33,368,841)
Investor A	(4,939,309)(c)	(6,401,585)	(19,294,527)
Investor C	(174,110)(c)	(204,984)	(697,229)
Class K	(3,221,957)(c)	(4,381,421)	(12,651,484)
Decrease in net assets resulting from distributions to shareholders	(30,652,020)	(22,844,901)	(66,012,081)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	244,786,097	(50,377,891)	(162,867,748)
NET ASSETS
Total increase (decrease) in net assets	197,593,530	(59,787,925)	(86,838,362)
Beginning of period	1,585,113,158	1,644,901,083	1,731,739,445
End of period	$1,782,706,688	$1,585,113,158	$1,644,901,083

(a)
During the period the Fund converted from a mutual fund to an exchange traded fund pursuant to an Agreement and Plan of Reorganization. See Note 1 of the Notes to Financial Statements for
information on the Fund’s reorganization.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares High Yield Muni Active ETF(a)
	Six Months Ended 04/30/25 (unaudited)	Period from 07/01/24 to 10/31/24	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of period	$49.43	$49.70	$47.31	$48.83	$58.00	$51.76	$53.66
Net investment income(b)	1.19	0.76	2.12	1.95	1.74	1.90	1.95
Net realized and unrealized gain (loss)(c)	(1.38)	(0.32)	2.28	(1.52)	(9.01)	6.24	(1.90)
Net increase (decrease) from investment operations	(0.19)	0.44	4.40	0.43	(7.27)	8.14	0.05
Distributions(d)
From net investment income	(0.90)(e)	(0.71)	(2.01)	(1.95)	(1.74)	(1.90)	(1.95)
From net realized gain	—	—	—	—	(0.16)	—	—
Total distributions	(0.90)	(0.71)	(2.01)	(1.95)	(1.90)	(1.90)	(1.95)
Net asset value, end of period	$48.34	$49.43	$49.70	$47.31	$48.83	$58.00	$51.76
Total Return(f)
Based on net asset value	(0.42)%(g)	0.86%(g)	9.64%(h)	0.90%(h)	(12.84)%	16.00%	0.10%
Ratios to Average Net Assets(i)
Total expenses	0.58%(j)(k)(l)	0.61%(k)(m)	0.60%	0.71%	0.61%	0.61%	0.66%
Total expenses after fees waived and/or reimbursed	0.56%(j)(k)(l)	0.58%(k)(m)	0.57%	0.65%	0.59%	0.58%	0.64%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(n)	0.44%(j)(k)(l)	0.54%(k)(m)	0.54%	0.54%	0.54%	0.54%	0.53%
Net investment income	4.86%(k)	4.60%(k)	4.45%	4.12%	3.17%	3.44%	3.71%
Supplemental Data
Net assets, end of period (000)	$1,782,707	$835,439	$840,630	$887,272	$884,648	$1,190,526	$757,746
Borrowings outstanding, end of period (000)	$115,350	$16,330	$16,330	$—	$99,141	$114,824	$102,624
Portfolio turnover rate(o)	17%	15%	34%	36%	34%	23%	31%

(a)
As of the close of trading on the New York Stock Exchange on February 07, 2025, BlackRock High Yield Municipal Fund was reorganized into the Fund. The activity in the table above is for the accounting survivor, Institutional Shares of BlackRock High Yield Municipal Fund, for the periods prior to the date of the reorganization, and for the post-reorganization combined fund thereafter.
The net asset values and other per share information have been restated for periods prior to the reorganization to reflect the share conversion ratio of 0.184318. See Note 1 of the Notes to
Financial Statements for information on the Fund’s reorganization.

(b)	Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)
Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and fees would have been 0.59%, 0.57% and 0.45%, respectively.

(k)	Annualized.
(l)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and fees would have been 0.57%, 0.55% and 0.43%, respectively.

(m)
Audit, printing and postage and proxy costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and fees would have been 0.63%, 0.60% and 0.56%, respectively.

(n)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
(o)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock ETF Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
Fund Name	Diversification Classification
iShares High Yield Muni Active ETF	Diversified
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Reorganization: The Board of Directors of the Corporation (the “Predecessor Board”), on behalf of BlackRock High Yield Municipal Fund (the “Predecessor Fund”), a series of BlackRock Municipal Bond Fund, Inc. (the “Predecessor Corporation”), approved an Agreement and Plan of Reorganization (the “Reorganization”), pursuant to which the Predecessor Fund reorganized into the Fund.  The Reorganization was completed as of the close of trading on the New York Stock Exchange on February 7, 2025 and was not subject to approval by shareholders of the Predecessor Fund. The Fund has the same investment objective, strategies and policies and portfolio management team as the Predecessor Fund.
The Fund was a newly-formed “shell” fund that had not commenced operations prior to the Reorganization and therefore did not have performance history prior to the Reorganization.   The Fund had been organized solely in connection with the Reorganization to acquire all of the assets and assume all of the liabilities of the Predecessor Fund and continue the business of the Predecessor Fund. In connection with the Reorganization, shareholders of the Predecessor Fund received ETF shares of the Fund equal in value to the number of shares of the Predecessor Fund they owned, including a cash payment in lieu of fractional shares of the Predecessor Fund, which cash payment may be taxable. After the Reorganization, the Institutional Share class of the Predecessor Fund was the accounting and performance survivor, meaning that the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.
The Reorganization was accomplished by a tax-free exchange of shares of the Fund in the following amounts and at the following conversion ratio:
Predecessor Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	Shares of the Acquiring Fund
Institutional	88,066,172	0.18431800	16,232,180
Investor A	46,976,002	0.18384600	8,636,350
Investor C	1,730,339	0.18437200	319,026
Class K	31,110,108	0.18427400	5,732,784
The Predecessor Fund’s net assets and composition of net assets as of the close of trading on the New York Stock Exchange on February 7, 2025, the valuation date of the reorganization, were as follows:
Net assets	$1,546,050,648
Paid-in-capital	1,706,927,850
Accumulated loss	(160,877,202)
For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value. However, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Prior to the Reorganization, the Fund had not yet commenced operations and had no assets or liabilities. The Predecessor Fund’s fair value and cost of financial instruments prior to the Reorganization were as follows:
Predecessor Fund	Fair Value of Investments	Cost of Investments	TOB Trust Certificates
BlackRock High Yield Municipal Bond Fund	$1,590,237,414	$1,616,973,635	$36,855,000
Prior to the Reorganization, the Predecessor Fund’s independent registered public accounting firm was Deloitte & Touche LLP. The independent registered public accounting firm for the Fund is PricewaterhouseCoopers LLP.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Prior to February 8, 2025, income, expenses and realized and unrealized gains and losses were allocated daily to each class of the Predecessor Fund based on its relative net assets.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and Distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Effective February 8, 2025, distributions are paid in U.S. dollars, if any, and cannot be automatically reinvested in additional shares of the Fund.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Predecessor Board, the directors who are not “interested persons” of the Predecessor Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Predecessor Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Predecessor Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statement of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Reorganization Costs: Reorganization costs incurred in connection with the reorganization were expensed by the Predecessor Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Prior to February 8, 2025, expenses directly related to the Predecessor Fund or its classes were charged to the Predecessor Fund or the applicable class. Expenses directly related to the Predecessor Fund and other shared expenses prorated to the Predecessor Fund were allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Investment Adviser”), were prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of BFA as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement of Operations.  As of period end, the Fund had the following unfunded commitments:
Fund Name	Investment Name	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
iShares High Yield Muni Active ETF	Puerto Rico Electric Power Authority, Series B-1	$12,137,235	$ 12,137,235	$12,870,195	$ 732,960
	Puerto Rico Electric Power Authority, Series B-2	58,752,854	58,752,854	64,438,189	5,685,335
					$ 6,418,295
Municipal Bonds Transferred to TOB Trusts: The Fund leverages its assets through the use of “TOB Trust” transactions. The fund transfers municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third-party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating fund that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The fund may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which the fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.
TOB Trusts are supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding. The TOB Trust may be collapsed without the consent of the fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Fund) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.
While the fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of the fund to borrow money for purposes of making investments. The Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to the Fund. The Fund typically invests the cash received in additional municipal bonds.
Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in the Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statement of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of the Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statement of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.
Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by the Fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense and fees in the Statement of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense and fees in the Statement of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts,

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

the Fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense and fees in the Statement of Operations. Amounts recorded within interest expense and fees in the Statement of Operations are:
Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total
iShares High Yield Muni Active ETF	$ 721,664	$ 84,915	$ 35,771	$ 842,350
For the six months ended April 30, 2025, the following table is a summary of the Fund’s TOB Trusts:
Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts(a)	Liability for TOB Trust Certificates(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
iShares High Yield Muni Active ETF	$ 153,662,026	$ 115,349,997	3.65% — 3.70%	$ 49,178,417	3.45%

(a)
The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB
Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Fund, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Fund, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts in the Schedule of Investments.

(b)
TOB Trusts may be structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB
Trust. If a Fund invests in a TOB Trust on a recourse basis, a Fund enters into a reimbursement agreement with the Liquidity Provider where a Fund is required to reimburse the Liquidity
Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”).
As a result, if a Fund invests in a recourse TOB Trust, a Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Fund at April 30, 2025, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedule of Investments including the maximum potential amounts owed by a Fund at April 30, 2025.

5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA will be paid a management fee from the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.39%.
For the period February 8, 2025 through April 30, 2025, the Fund paid BFA a total of $1,494,111, which is included in investment advisory fees in the Statement of Operations.
Prior to February 8, 2025, the Predecessor Corporation, on behalf of the Predecessor Fund, had entered into an Investment Advisory Agreement with BAL, the Predecessor Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), provided investment advisory and administrative services. BAL was responsible for the management of the Predecessor Fund’s portfolio and provided the personnel, facilities, equipment and certain other services necessary to the operations of the Predecessor Fund.
For such services, the Predecessor Fund paid BAL a monthly fee at an annual rate equal to the following percentages of the average daily value of the Predecessor Fund’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.47%
$1 billion — $3 billion	0.44
$3 billion — $5 billion	0.42
$5 billion — $10 billion	0.41
Greater than $10 billion	0.40
For the period November 1, 2024 through February 7, 2025, the Predecessor Fund paid BAL a total of $2,032,482, which is included in investment advisory fees in the Statement of Operations.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
Service and Distribution Fees:  Prior to February 8, 2025, the Predecessor Corporation, on behalf of the Predecessor Fund, had entered into a Distribution Agreement and a Distribution and Service Plan with BRIL, an affiliate of BAL. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Predecessor Fund paid BRIL service and distribution fees. The fees were accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Predecessor Fund as follows:
	BlackRock High Yield Municipal Fund
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provided shareholder servicing and distribution services to the Predecessor Fund. The service and/or distribution fee compensated BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the period November 1, 2024 through February 7, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Predecessor Fund:
Fund Name	Investor A	Investor C	Total
BlackRock High Yield Municipal Fund	$ 321,312	$ 47,845	$ 369,157
Transfer Agent:  Prior to February 8, 2025, pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provided the Predecessor Fund with sub-accounting, record keeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities received an asset-based fee or an annual fee per shareholder account, which varied depending on share class and/or net assets.  For the period November 1, 2024 through February 7, 2025, the Predecessor Fund did not pay any amounts to affiliates in return for these services.
Prior to February 8, 2025, BAL maintained a call center that was responsible for providing certain shareholder services to the Predecessor Fund. Shareholder services included responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the period November 1, 2024 through February 7, 2025, the Predecessor Fund reimbursed BAL the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Investor A	Investor C	Class K	Total
Reimbursed amounts	$ 640	$ 1,086	$ 202	$ 191	$ 2,119
For the period November 1, 2024 through February 7, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Predecessor Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
BlackRock High Yield Municipal Fund	$ 93,736	$ 38,935	$ 2,430	$ 7,970	$ 143,071
Other Fees: For the period November 1, 2024 through February 7, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Predecessor Fund’s Investor A Shares for a total of $359.
For the period November 1, 2024 through February 7, 2025, affiliates received contingent deferred sales charges as follows:
Fund Name	Investor A	Investor C
BlackRock High Yield Municipal Fund	$ 5,111	$ 36
Expense Limitations, Waivers and Reimbursements:  BFA has contractually agreed to waive a portion of its investment advisory fees to the Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2026. BFA has also contractually agreed to waive a portion of its investment advisory fees to the Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in money market funds advised by BFA or its affiliates through June 30, 2026. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the period February 8, 2025 through April 30, 2025, the amounts waived in investment advisory fees pursuant to these arrangements was $26,171.
Prior to February 8, 2025, with respect to the Predecessor Fund, BAL contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Predecessor Fund paid to BAL indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement could have been terminated upon 90 days’ notice by a majority of the trustees who were not “interested persons” of the Predecessor Corporation, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Predecessor Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below was reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Investment Adviser in the Statement of Operations. For the period November 1, 2024 through February 7, 2025, BAL waived a total of $23,850.
Prior to February 8, 2025, with respect to the Predecessor Fund, BAL had contractually agreed to waive its investment advisory fee with respect to any portion of the Predecessor Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that had a contractual management fee through June 30, 2026. The contractual agreement could have been terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Predecessor Fund. This amount is included in fees waived and/or reimbursed by the Investment Adviser in the Statement of Operations. For the period November 1, 2024 through February 7, 2025, there were no fees waived by the Investment Adviser pursuant to this arrangement.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Prior to February 8, 2025, with respect to the Predecessor Fund, BAL had contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Predecessor Fund’s business (“expense limitation”). For the period November 1, 2024 through February 7, 2025, expense limitations as a percentage of average daily net assets were as follows:
Share Class	Expense Limitation
Institutional	0.54%
Investor A	0.79
Investor C	1.54
Class K	0.49
BAL had agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Predecessor Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Predecessor Fund. For the period November 1, 2024 through February 7, 2025, BAL waived and/or reimbursed investment advisory fees of $98,333, which is included in fees waived and/or reimbursed by the Investment Adviser in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Investment Adviser are included in transfer agent fees waived and/or reimbursed by the Investment Adviser — class specific and service and distribution fees waived and/or reimbursed by the Investment Adviser — class specific, respectively, in the Statement of Operations. For the period November 1, 2024 through February 7, 2025, class specific expense waivers and/or reimbursements were as follows:
	Institutional	Investor A	Investor C	Class K	Total
Transfer agent fees waived and/or reimbursed by the Investment Adviser — class specific	$ 18,754	$ 707	$ 537	$ 5,503	$ 25,501
Service and distribution fees waived and/or reimbursed by the Investment Adviser — class specific	—	221,632	33,068	—	254,700
Interfund Lending: Prior to February 8, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Predecessor Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Predecessor Fund’s investment policies and restrictions. The Predecessor Fund was permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Predecessor Board.
For the period November 1, 2024 through February 7, 2025, the Predecessor Fund did not participate in the Interfund Lending Program.
ETF Servicing Fees: The Fund entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Trustees and Officers:  Certain directors and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
6.
 PURCHASES AND SALES
For the six months ended April 30, 2025, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
iShares High Yield Muni Active ETF	$ 603,117,986	$ 283,141,984
7.
INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

As of October 31, 2024, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $144,913,897.
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iShares High Yield Muni Active ETF	$ 1,836,473,958	$ 26,873,341	$ (128,064,050)	$ (101,190,709)
8.
LINE OF CREDIT
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum . The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. For the period February 8, 2025 through April 30, 2025, the Fund did not borrow under the credit agreement.
Prior to February 8, 2025, the Predecessor Corporation, on behalf of the Predecessor Fund, along with certain other funds managed by BAL and its affiliates (“Participating Funds”), was party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Predecessor Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Predecessor Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement had the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) OBFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expired in April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. For the period November 1, 2024 through February 7, 2025, the Predecessor Fund did not borrow under the credit agreement.
9.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.
As short-term interest rates rise, the Fund’s investments in the TOB Trusts may adversely affect the Fund’s net investment income and dividends to Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Fund’s NAV per share.
The SEC and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Fund, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.
Market Risk:  The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments.  An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
 CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:
	Period from 02/08/25 to 04/30/25
Fund Name	Shares	Amounts
iShares High Yield Muni Active ETF(a)
Shares sold	6,820,000	$ 344,264,148
Shares issued in reorganization	30,920,340	1,546,017,000
Shares redeemed	(860,000)	(42,670,102)
	36,880,340	$ 1,847,611,046

	Period from 11/01/24 to 02/07/25		Period from 07/01/24 to 10/31/24		Year Ended 06/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts	Shares	Amounts
BlackRock High Yield Municipal Fund(a)
Institutional
Shares sold	11,428,937	$ 104,734,142	8,234,474	$ 76,252,592	52,999,321	$ 456,840,905
Shares issued in reinvestment of distributions	695,945	6,399,567	950,861	8,768,769	2,822,206	24,593,039
Shares redeemed	(15,768,485)	(144,438,486)	(9,214,193)	(85,040,661)	(65,826,941)	(566,713,215)
Shares converted in reorganization	(88,066,172)	(811,609,137)	—	—	—	—
	(91,709,775)	$ (844,913,914)	(28,858)	$ (19,300)	(10,005,414)	$ (85,279,271)
Investor A
Shares sold and automatic conversion of shares	2,203,185	$ 20,093,854	4,328,521	$ 39,929,424	14,852,833	$ 128,866,023
Shares issued in reinvestment of distributions	500,577	4,590,144	655,297	6,027,111	2,094,046	18,173,947
Shares redeemed	(7,631,995)	(69,724,207)	(5,836,166)	(53,845,044)	(23,187,941)	(200,250,725)
Shares converted in reorganization	(46,976,002)	(431,816,719)	—	—	—	—
	(51,904,235)	$ (476,856,928)	(852,348)	$ (7,888,509)	(6,241,062)	$ (53,210,755)
Investor C
Shares sold	91,767	$ 837,775	133,000	$ 1,233,469	189,255	$ 1,647,040
Shares issued in reinvestment of distributions	18,349	168,574	22,023	203,123	79,600	691,363
Shares redeemed and automatic conversion of shares	(395,346)	(3,624,998)	(227,848)	(2,106,062)	(1,110,932)	(9,625,094)
Shares converted in reorganization	(1,730,339)	(15,951,383)	—	—	—	—
	(2,015,569)	$ (18,570,032)	(72,825)	$ (669,470)	(842,077)	$ (7,286,691)
Class K
Shares sold	7,506,625	$ 68,971,690	6,081,306	$ 56,232,513	14,530,613	$ 126,963,043
Shares issued in reinvestment of distributions	332,164	3,053,700	452,070	4,167,296	1,412,037	12,289,280
Shares redeemed	(5,245,637)	(47,869,705)	(11,089,949)	(102,200,421)	(17,936,984)	(156,343,354)
Shares converted in reorganization	(31,110,108)	(286,639,760)	—	—	—	—
	(28,516,956)	$ (262,484,075)	(4,556,573)	$ (41,800,612)	(1,994,334)	$ (17,091,031)
	(137,266,195)	$ 244,786,097	(5,510,604)	$ (50,377,891)	(19,082,887)	$ (162,867,748)
(a)  See Note 1 of the Notes to Financial Statements for information on the Fund’s reorganization.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information

Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•  Go to icsdelivery.com.
•  If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each independent trustee for services to the Funds from BFA’s investment management fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
Boston, MA 02114
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust II (the “Trust”) met on September 13, 2024 (the “Meeting”) to consider the approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of iShares High Yield Muni Active ETF (the “Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor.
The Approval Process
Pursuant to the Investment Company Act of 1940 (the “1940 Act”), the Board is required to consider the initial approval of the Agreement.  The Board Members who are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). In connection with this process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Meeting, the Board reviewed materials relating to its consideration of the Agreement. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services to be provided and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the sharing of potential economies of scale; (e) potential fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (f) other factors deemed relevant by the Board Members.
In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement.  The Board received materials in advance of the Meeting relating to its consideration of the Agreement, including, among other things, (a) fees and estimated expense ratios of the Fund in comparison to the fees and expense ratios of a peer group of funds as determined by Broadridge Financial Solutions, Inc. (“Broadridge”) and other metrics, as applicable; (b) information on the composition of the peer group of funds and a description of Broadridge’s methodology; (c) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (d) information regarding fees paid to service providers that are affiliates of BlackRock; and (e) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement.  The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments to be made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.
A. Nature, Extent and Quality of the Services to be Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund.  The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services to be provided by BlackRock to the Fund under the Investment Advisory Agreement relative to services typically provided by third parties to other funds.  The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund.  The Board received information regarding the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters.  The Board also noted information received at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Fund Complex concerning the standards of BlackRock and its affiliates with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group (“RQA”). The Board considered BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund.  BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund, as applicable.  In particular, BlackRock and its affiliates will provide the Fund with certain administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus, the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)

structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.  The Board considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Fund
In their capacity as members of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Fund Complex, the Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. As the Fund had not yet commenced operations as of the date of the Meeting, BlackRock did not have or provide the Board with the performance history of the Fund.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s proposed contractual advisory fee rate, noting that the Agreement provides for a unitary fee structure that includes advisory and administration services.  Under the unitary fee structure, the Fund will pay a single fee to BlackRock and BlackRock will pay all operating expenses of the Fund, except the advisory fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and extraordinary expenses. The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Broadridge peer group.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  In addition, the Board, including the Independent Board Members, considered the Fund’s estimated total net expense ratio, as well as its estimated actual management fee rate, compared to its Broadridge peer group.  The estimated total expense ratio represents a fund’s total net operating expenses, excluding any investment related expenses. The estimated total expense ratio gives effect to any expense reimbursements or fee waivers. Additionally, the Board noted information received at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Fund Complex concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts, and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Investment Advisory Agreement and to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the second quartile, and that the Fund’s estimated actual management fee rate and estimated total expense ratio would rank in the third and second quartiles, respectively, relative to the Fund’s Broadridge peer group.
The Board previously received and reviewed statements relating to BlackRock’s financial condition in connection with their duties as trustees or directors of other funds in the BlackRock Fixed-Income Fund Complex.  As the Fund had not commenced operations as of the date of the Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund.  BlackRock, however, will provide the Board with such information at future meetings.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, ETF servicing and cash management services.  The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.  The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
In connection with its consideration of the Investment Advisory Agreement, the Board noted that it considered information regarding BlackRock’s brokerage and soft dollar practices and  received and reviewed reports from BlackRock and its affiliates at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Fund Complex which included information on brokerage commissions and trade execution practices.
Conclusion
The Board, including the Independent Board Members, unanimously approved the Investment Advisory Agreement between BlackRock and the Trust, on behalf of the Fund, for a two-year term beginning on the effective date of the Agreement.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Investment Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders.  In arriving at its decision to approve the Investment Advisory Agreement, the Board did not identify any single factor or group of factors as

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered.  The Independent Board Members were also assisted by the advice of independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
MTA	Month Treasury Average
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAN	State Aid Notes
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation

2025 BlackRock Semi-Annual Financial Statements and Additional Information

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies –See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies –Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: June 24, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust II

Date: June 24, 2025